8. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2021	September 30, 2020	As at September 30, 2021	As at September 30, 2020
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$ 192,270	$ 147,000	$ Nil	$ Nil
Rob Duncan	Consulting fee and Share-based payment	$ 175,895	$ 25,000	$ Nil	$ Nil

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 187,245	$ 228,530	$ 217,337	$ 217,337
TOTAL:		$ 555,410	$ 400,530	$ 271,337	$ 271,337